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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1743

                                  Spectra Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: 212-806-8800

            Date of fiscal year end: October 31

            Date of reporting period: July 31, 2004

ITEM 1.  Schedule of Investments.

Spectra Fund
Schedule of Investments(Unaudited)
July 31, 2004


Common Stocks-99.0%                                 Shares             Value
                                                 -----------       ------------

AEROSPACE & DEFENSE-3.5%
Lockheed Martin Corporation                           84,900         $4,498,851
United Technologies Corporation                       36,900          3,450,150
                                                                   ------------
                                                                      7,949,001
                                                                   ------------

BIOTECHNOLOGY-4.9%
Biogen Idec Inc.*                                     98,800          5,928,000
Genentech, Inc.*                                      63,700          3,100,916
OSI Pharmaceuticals, Inc.*                            36,300          2,181,630
                                                                   ------------
                                                                     11,210,546
                                                                   ------------

COMMUNICATION EQUIPMENT-8.4%
Corning Incorporated*                                285,900          3,533,724
Juniper Networks, Inc.*                              109,200          2,507,232
QUALCOMM Inc.*                                        50,400          3,481,632
Research in Motion Limited*                          115,100          7,098,217
Sierra Wireless Inc.*                                 78,100          2,457,807
                                                                   ------------
                                                                     19,078,612
                                                                   ------------

COMPUTERS & PERIPHERALS-2.7%
PalmOne, Inc.*                                       152,900          6,149,638
                                                                   ------------

CONSUMER FINANCE-2.6%
Capital One Financial Corporation                     53,500          3,708,620
First Marblehead Corporation (The)*                   50,800          2,131,568
                                                                   ------------
                                                                      5,840,188
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.0%
Celestica Inc.*                                      193,900          3,325,385
Symbol Technologies, Inc.                             87,100          1,140,139
                                                                   ------------
                                                                      4,465,524
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.8%
National-Oilwell, Inc.*                              121,800          4,074,210
                                                                   ------------

FOOD & STAPLES RETAILING-1.5%
CVS Corp.                                             82,000          3,433,340
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Given Imaging Ltd.*                                   36,700          1,263,214
Kinetic Concepts, Inc.*                               53,200          2,389,744
Varian Medical Systems, Inc.*                         34,300          2,367,043
                                                                   ------------
                                                                      6,020,001
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-6.6%
Aetna Inc.                                            22,600          1,939,080
AMERIGROUP Corporation*                               45,400          2,177,384
Anthem, Inc.*                                         38,900          3,208,083
LifePoint Hospitals, Inc.*                            48,300          1,613,703
PacifiCare Health Systems, Inc.*                      50,900          1,556,013
Quest Diagnostics Incorporated                        56,000          4,596,480
                                                                   ------------
                                                                     15,090,743
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-1.2%
Royal Caribbean Cruises Ltd.                          61,800          2,641,950
                                                                   ------------

                                                    Shares             Value
                                                 -----------       ------------
INDUSTRIAL CONGLOMERATES-2.0%
Tyco International Ltd.                              145,100          4,498,100
                                                                   ------------

INFORMATION TECHNOLOGY  SERVICES-2.3%
Cognizant Technology Solutions Corporation Cl. A*    101,400          2,793,570
First Data Corporation                                56,800          2,533,848
                                                                   ------------
                                                                      5,327,418
                                                                   ------------

INSURANCE-2.5%
AFLAC INCORPORATED                                    61,300          2,429,932
MGIC Investment Corporation                           47,450          3,368,950
                                                                   ------------
                                                                      5,798,882
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.2%
Yahoo! Inc. *                                        312,000          9,609,600
                                                                   ------------

INTERNET & CATALOG RETAIL-5.2%
eBay Inc.*                                            73,300          5,741,589
NetFlix  Inc.*                                       226,100          4,635,050
Priceline.com*                                        66,700          1,579,456
                                                                   ------------
                                                                     11,956,095
                                                                   ------------

MEDIA-5.4%
Pixar, Inc*                                           42,500          2,900,200
Sirius Satellite Radio Inc.*                         579,300          1,465,629
Time Warner Inc.*                                    331,700          5,522,805
XM Satellite Radio Holdings Inc. Cl. A*               89,100          2,351,349
                                                                   ------------
                                                                     12,239,983
                                                                   ------------

MEDICAL DEVICES-1.0%
Advanced Medical Optics, Inc.*                        61,900          2,355,295
                                                                   ------------

METALS & MINING-3.5%
Peabody Energy Corporation                            53,000          2,977,540
United States Steel Corporation                      135,300          5,160,342
                                                                   ------------
                                                                      8,137,882
                                                                   ------------

OFFICE EQUIPMENT-1.5%
Zebra Technologies Corporation*                       42,200          3,486,986
                                                                   ------------

OIL & GAS-4.2%
BP PLC Sponsored ADR#                                 41,900          2,361,484
EOG Resources, Inc.                                   64,200          4,079,910
Talisman Energy Inc.                                  55,500          1,323,120
Teekay Shipping Corporation                           44,400          1,766,232
                                                                   ------------
                                                                      9,530,746
                                                                   ------------

PHARMACEUTICALS-6.5%
Allergan, Inc.                                        48,000          3,630,720
IVAX Corporation*                                    130,900          3,121,965
Pfizer Inc.                                          142,180          4,544,073
Teva Pharmaceutical Industries Ltd. ADR#             122,300          3,620,080
                                                                   ------------
                                                                     14,916,838
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.1%
Applied Materials, Inc.*                             138,700          2,353,739
Broadcom Corporation Cl. A *                         156,600          5,537,376
Kulicke & Soffa Industries, Inc.*                    307,200          2,399,232
National Semiconductor Corporation*                  184,200          3,159,030
Novellus Systems, Inc. *                             102,300          2,762,100
                                                                   ------------
                                                                     16,211,477
                                                                   ------------

                                                    Shares             Value
                                                 -----------       ------------
SPECIALTY RETAIL-3.7%
Aeropostale, Inc.*                                    71,000          2,164,080
Bed Bath & Beyond Inc.*                               69,800          2,470,222
Tiffany & Co.                                         63,100          2,255,825
Tractor Supply Company*                               45,000          1,631,700
                                                                   ------------
                                                                      8,521,827
                                                                   ------------

SOFTWARE-9.2%
Activision, Inc*                                     192,800          2,824,520
Microsoft Corporation                                315,300          8,973,438
Red Hat, Inc.*                                       348,700          5,969,744
Take-Two Interactive Software, Inc.*                 100,500          3,147,660
                                                                   ------------
                                                                     20,915,362
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.1%
Coach, Inc.*                                          58,100          2,486,099
                                                                   ------------

TRANSPORTATION-1.0%
Burlington Northern Santa Fe Corp.                    64,800          2,299,104
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-.8%
SpectraSite, Inc.*                                    40,100          1,724,300
                                                                   ------------

Total Common Stocks (Cost $213,977,656)                             225,969,747
                                                                   ------------
                                                  Principal
                                                    Amount
                                                 -----------

SHORT-TERM INVESTMENTS-1.5%
U.S. Agency Obligations
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $3,449,764)                                $3,450,000          3,449,764
                                                                   ------------

Total Investments (Cost $217,427,420)(a)               100.5%       229,419,511

Liabilities in Excess of Other Assets                   (0.5)        (1,214,846)
                                                 -----------       ------------

Net Assets                                             100.0%      $228,204,665
                                                 ===========       ============

*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $217,427,420, amounted to $11,992,091 which consisted of aggregate gross unrealized appreciation of $22,620,929 and aggregate gross unrealized depreciation of $10,628,838.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 27, 2004